Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Consolidated Statements of Operations [Abstract]
Interest on loans receivable	$ 66,445	$ 78,508	$ 84,934
Interest on mortgage-backed securities	2,281	3,175	2,042
Interest and dividends on securities	3,975	1,521	2,750
Other interest income	8	12	99
Total interest income	72,709	83,216	89,825
Interest on customer and brokered deposit accounts	15,221	17,476	25,011
Interest on advances from Federal Home Loan Bank	4,828	11,388	16,552
Interest on subordinated debentures	494	504	857
Total interest expense	20,543	29,368	42,420
Net interest income	52,166	53,848	47,405
Provision for loan losses	49,394	30,500	11,250
Net interest income after provision for loan losses	2,772	23,348	36,155
Other income (expense):
Loan servicing fees, net	(105)	122	(173)
Impairment recovery on mortgage servicing rights	67	12	43
Customer service fees and charges	6,530	7,626	6,873
Provision for loss on real estate owned	(11,383)	(2,649)	(727)
Gain on sale of securities available for sale	673	5,558	4,565
Gain on sale of securities held to maturity	411
Gain from loans receivable held for sale	29,279	36,617	29,042
Impairment loss on investment in LLCs		(3,126)
Impairment loss on securities	(640)
Other	(358)	(580)	871
Total other income	24,474	43,580	40,494
General and administrative expenses:
Compensation and fringe benefits	19,670	18,715	17,615
Commission-based mortgage banking compensation	13,601	17,981	13,518
Premises and equipment	4,331	4,220	3,972
Advertising and business promotion	5,501	5,612	4,743
Federal deposit insurance premiums	1,638	2,854	1,246
Other	8,957	8,285	5,622
Total general and administrative expenses	53,698	57,667	46,716
Income (loss) before income tax expense	(26,452)	9,261	29,933
Income tax expense (benefit):
Current	(6,451)	10,111	13,027
Deferred	(3,733)	(7,173)	(1,803)
Total income tax expense (benefit)	(10,184)	2,938	11,224
Net income (loss)	$ (16,268)	$ 6,323	$ 18,709
Basic earnings (loss) per share	$ (2.07)	$ 0.80	$ 2.38
Diluted earnings (loss) per share	$ (2.07)	$ 0.80	$ 2.38
Basic weighted average shares outstanding	7,867,614	7,867,614	7,867,614